Document and Entity Information	Oct. 19, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 19, 2023
Entity Registrant Name	TOURMALINE BIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	007-40384
Entity Tax Identification Number	83-2377352
Entity Address Address Line 1	27 West 24th Street
Entity Address Address Line 2	Suite 702
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10010
City Area Code	646
Local Phone Number	481-9832
Entity Information Former Legal Or Registered Name	Talaris Therapeutics, Inc.
Soliciting Material	false
Written Communications	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	TRML
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001827506
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	93 Worcester St.
Entity Address City Or Town	Wellesley
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02481